Capital - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 01, 2018	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Jan. 01, 2019 USD ($)
Disclosure Of Share Capital [Line Items]
Amount returned to shareholders			$ (450)
Number of common shares redeemed | shares			7,800,000	26,800,000
Other financial liabilities			$ 434	$ 95		$ 138
Major Ordinary Share Transactions [Member]
Disclosure Of Share Capital [Line Items]
Amount returned to shareholders				$ 1,200
Repurchase of common share	$ 200
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized | shares			6,000,000	6,000,000
Redemption price of shares | $ / shares					$ 25.00
Dividend payable rate percentage			70.00%
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities			$ 200	$ 21
Substantial issuer bid/tender offer [member]
Disclosure Of Share Capital [Line Items]
Amount returned to shareholders				$ 6,500
Increase (decrease) through treasury share transactions | shares				138,000,000
Price per share paid | $ / shares				$ 47
Return on Capital [member]
Disclosure Of Share Capital [Line Items]
Return of capital transaction				$ 2,300
Cash per common share | $ / shares				$ 4.45
Reverse stock split | shares				0.9079
Number of common shares redeemed | shares				47,658,293
Financial & Risk [member]
Disclosure Of Share Capital [Line Items]
Percentage of ownership stake sold		55.00%
Amount returned to shareholders				$ 10,000
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares | shares			25,000,000